Income Tax - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance	$ (519)	$ (200)	$ (6)
Tax benefit/(expense) during the period recognized in profit or loss	4,327	(730)	(374)
Tax (expense)/benefit during the period recognized in other comprehensive income	(259)	318	11
Exchange difference on translation foreign operations	(413)	93	169
Closing balance	$ 3,136	$ (519)	$ (200)